UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Focused Growth Opportunities Fund

Class A EAFGX

Annual Shareholder Report February 28, 2026

This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. detracted amid Global Blue integration concerns, leadership change and valuation pressure. The position was sold by the end of the period

↓ An overweight position in Nutanix, Inc. hurt returns as the stock underperformed due to missing revenue estimates and lowered guidance. The position was sold by the end of the period

↓ An overweight position in Gartner, Inc. lost value as government spending cuts and rising artificial intelligence (AI) alternatives challenged future growth expectations. The position was sold by the end of the period

↓ Among sectors, stock selection in financials, industrials, health care and real estate hurt returns the most

↑ An overweight position in Lam Research Corp. helped returns as the stock benefitted from surging demand for semiconductor equipment tied to the AI boom

↑ An overweight position in Broadcom Inc. rose in value on AI chip demand and strong earnings

↑ An underweight position in Visa, Inc. helped as the stock underperformed due to margin concerns and future competition worries

↑ Among sectors, stock selection in consumer staples and consumer discretionary, as well as underweights to consumer discretionary and financials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
2/16	$10,000	$10,000	$10,000
3/16	$9,931	$10,664	$10,670
4/16	$9,977	$10,705	$10,572
5/16	$10,244	$10,898	$10,778
6/16	$10,081	$10,926	$10,735
7/16	$10,694	$11,329	$11,242
8/16	$10,694	$11,345	$11,186
9/16	$10,766	$11,347	$11,227
10/16	$10,538	$11,140	$10,964
11/16	$10,623	$11,552	$11,202
12/16	$10,623	$11,781	$11,341
1/17	$11,105	$12,004	$11,723
2/17	$11,477	$12,481	$12,210
3/17	$11,457	$12,495	$12,351
4/17	$11,764	$12,624	$12,634
5/17	$12,077	$12,801	$12,962
6/17	$12,083	$12,881	$12,928
7/17	$12,271	$13,146	$13,272
8/17	$12,329	$13,186	$13,515
9/17	$12,440	$13,458	$13,691
10/17	$12,649	$13,772	$14,221
11/17	$13,080	$14,195	$14,653
12/17	$13,295	$14,352	$14,767
1/18	$14,378	$15,174	$15,813
2/18	$14,117	$14,615	$15,398
3/18	$13,660	$14,244	$14,976
4/18	$13,869	$14,298	$15,028
5/18	$14,515	$14,643	$15,687
6/18	$14,626	$14,733	$15,838
7/18	$15,037	$15,281	$16,303
8/18	$15,629	$15,779	$17,195
9/18	$15,884	$15,869	$17,291
10/18	$14,458	$14,784	$15,744
11/18	$14,498	$15,085	$15,912
12/18	$13,377	$13,723	$14,544
1/19	$14,805	$14,823	$15,851
2/19	$15,362	$15,299	$16,418
3/19	$15,634	$15,596	$16,885
4/19	$16,262	$16,228	$17,648
5/19	$14,727	$15,196	$16,533
6/19	$15,877	$16,267	$17,669
7/19	$16,212	$16,501	$18,068
8/19	$15,756	$16,240	$17,929
9/19	$15,525	$16,544	$17,932
10/19	$16,072	$16,902	$18,437
11/19	$16,879	$17,516	$19,255
12/19	$17,317	$18,044	$19,836
1/20	$17,535	$18,037	$20,279
2/20	$16,338	$16,552	$18,898
3/20	$14,553	$14,508	$17,039
4/20	$16,850	$16,368	$19,560
5/20	$18,205	$17,147	$20,874
6/20	$19,071	$17,488	$21,783
7/20	$20,306	$18,474	$23,459
8/20	$22,280	$19,802	$25,879
9/20	$21,300	$19,050	$24,662
10/20	$20,814	$18,543	$23,824
11/20	$23,885	$20,573	$26,263
12/20	$24,973	$21,364	$27,471
1/21	$24,635	$21,148	$27,268
2/21	$25,682	$21,732	$27,262
3/21	$25,542	$22,683	$27,730
4/21	$26,910	$23,894	$29,617
5/21	$26,646	$24,061	$29,207
6/21	$27,817	$24,622	$31,040
7/21	$28,089	$25,207	$32,063
8/21	$28,740	$25,974	$33,261
9/21	$27,141	$24,766	$31,399
10/21	$28,889	$26,501	$34,118
11/21	$28,411	$26,317	$34,327
12/21	$29,026	$27,497	$35,053
1/22	$26,271	$26,074	$32,044
2/22	$25,433	$25,293	$30,683
3/22	$25,317	$26,232	$31,883
4/22	$21,974	$23,945	$28,033
5/22	$21,705	$23,989	$27,381
6/22	$19,556	$22,009	$25,212
7/22	$22,042	$24,038	$28,238
8/22	$21,040	$23,058	$26,923
9/22	$18,863	$20,934	$24,306
10/22	$20,317	$22,629	$25,726
11/22	$21,310	$23,893	$26,899
12/22	$19,618	$22,517	$24,839
1/23	$21,411	$23,932	$26,910
2/23	$20,673	$23,348	$26,590
3/23	$22,275	$24,205	$28,408
4/23	$22,606	$24,583	$28,688
5/23	$23,598	$24,690	$29,995
6/23	$25,250	$26,321	$32,047
7/23	$26,217	$27,167	$33,126
8/23	$26,115	$26,734	$32,829
9/23	$24,589	$25,459	$31,044
10/23	$24,182	$24,924	$30,602
11/23	$26,649	$27,200	$33,937
12/23	$27,835	$28,436	$35,440
1/24	$29,013	$28,914	$36,324
2/24	$31,264	$30,458	$38,803
3/24	$31,827	$31,438	$39,486
4/24	$30,178	$30,154	$37,811
5/24	$32,494	$31,649	$40,074
6/24	$34,824	$32,784	$42,777
7/24	$34,183	$33,183	$42,049
8/24	$35,138	$33,988	$42,925
9/24	$35,727	$34,714	$44,141
10/24	$35,596	$34,399	$43,995
11/24	$37,507	$36,419	$46,848
12/24	$37,378	$35,551	$47,262
1/25	$38,235	$36,541	$48,197
2/25	$37,157	$36,064	$46,465
3/25	$34,077	$34,032	$42,551
4/25	$34,629	$33,801	$43,305
5/25	$37,323	$35,929	$47,136
6/25	$39,685	$37,756	$50,141
7/25	$41,025	$38,603	$52,034
8/25	$40,790	$39,386	$52,616
9/25	$41,978	$40,823	$55,411
10/25	$43,539	$41,779	$57,424
11/25	$43,111	$41,881	$56,383
12/25	$42,676	$41,907	$56,034
1/26	$42,396	$42,515	$55,187
2/26	$41,863	$42,249	$53,356

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	10.42%	9.82%	16.01%
Class A with 5.25% Maximum Sales Charge	4.63%	8.64%	15.38%
S&P 500® Index	16.99%	14.18%	15.49%
Russell 1000® Growth Index	14.78%	14.36%	18.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$108,939,610
# of Portfolio Holdings	34
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$655,996

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
49.9%
Communication Services
14.0%
Consumer Discretionary
12.4%
Health Care
8.2%
Industrials
7.4%
Financials
4.1%
Consumer Staples
2.4%
Short-Term Investments
1.0%
Real Estate
0.6%

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Consumer Staples	2.4%
Financials	4.1%
Industrials	7.4%
Health Care	8.2%
Consumer Discretionary	12.4%
Communication Services	14.0%
Information Technology	49.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	10.0%
Apple, Inc.	9.8%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	6.4%
Alphabet, Inc., Class C	6.4%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	3.8%
Netflix, Inc.	2.8%
Lam Research Corp.	2.5%
Total	67.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2026

EAFGX-TSR-AR

Eaton Vance Focused Growth Opportunities Fund

Class C ECFGX

Annual Shareholder Report February 28, 2026

This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. detracted amid Global Blue integration concerns, leadership change and valuation pressure. The position was sold by the end of the period

↓ An overweight position in Nutanix, Inc. hurt returns as the stock underperformed due to missing revenue estimates and lowered guidance. The position was sold by the end of the period

↓ An overweight position in Gartner, Inc. lost value as government spending cuts and rising artificial intelligence (AI) alternatives challenged future growth expectations. The position was sold by the end of the period

↓ Among sectors, stock selection in financials, industrials, health care and real estate hurt returns the most

↑ An overweight position in Lam Research Corp. helped returns as the stock benefitted from surging demand for semiconductor equipment tied to the AI boom

↑ An overweight position in Broadcom Inc. rose in value on AI chip demand and strong earnings

↑ An underweight position in Visa, Inc. helped as the stock underperformed due to margin concerns and future competition worries

↑ Among sectors, stock selection in consumer staples and consumer discretionary, as well as underweights to consumer discretionary and financials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	S&P 500® Index	Russell 1000® Growth Index
2/16	$10,000	$10,000	$10,000
3/16	$10,463	$10,664	$10,670
4/16	$10,506	$10,705	$10,572
5/16	$10,783	$10,898	$10,778
6/16	$10,598	$10,926	$10,735
7/16	$11,239	$11,329	$11,242
8/16	$11,232	$11,345	$11,186
9/16	$11,303	$11,347	$11,227
10/16	$11,054	$11,140	$10,964
11/16	$11,140	$11,552	$11,202
12/16	$11,125	$11,781	$11,341
1/17	$11,631	$12,004	$11,723
2/17	$12,009	$12,481	$12,210
3/17	$11,987	$12,495	$12,351
4/17	$12,293	$12,624	$12,634
5/17	$12,614	$12,801	$12,962
6/17	$12,614	$12,881	$12,928
7/17	$12,799	$13,146	$13,272
8/17	$12,849	$13,186	$13,515
9/17	$12,956	$13,458	$13,691
10/17	$13,162	$13,772	$14,221
11/17	$13,604	$14,195	$14,653
12/17	$13,825	$14,352	$14,767
1/18	$14,943	$15,174	$15,813
2/18	$14,658	$14,615	$15,398
3/18	$14,181	$14,244	$14,976
4/18	$14,387	$14,298	$15,028
5/18	$15,043	$14,643	$15,687
6/18	$15,157	$14,733	$15,838
7/18	$15,570	$15,281	$16,303
8/18	$16,167	$15,779	$17,195
9/18	$16,423	$15,869	$17,291
10/18	$14,937	$14,784	$15,744
11/18	$14,973	$15,085	$15,912
12/18	$13,806	$13,723	$14,544
1/19	$15,272	$14,823	$15,851
2/19	$15,836	$15,299	$16,418
3/19	$16,111	$15,596	$16,885
4/19	$16,746	$16,228	$17,648
5/19	$15,154	$15,196	$16,533
6/19	$16,330	$16,267	$17,669
7/19	$16,659	$16,501	$18,068
8/19	$16,182	$16,240	$17,929
9/19	$15,929	$16,544	$17,932
10/19	$16,482	$16,902	$18,437
11/19	$17,305	$17,516	$19,255
12/19	$17,737	$18,044	$19,836
1/20	$17,953	$18,037	$20,279
2/20	$16,717	$16,552	$18,898
3/20	$14,883	$14,508	$17,039
4/20	$17,215	$16,368	$19,560
5/20	$18,592	$17,147	$20,874
6/20	$19,463	$17,488	$21,783
7/20	$20,707	$18,474	$23,459
8/20	$22,708	$19,802	$25,879
9/20	$21,694	$19,050	$24,662
10/20	$21,192	$18,543	$23,824
11/20	$24,302	$20,573	$26,263
12/20	$25,392	$21,364	$27,471
1/21	$25,035	$21,148	$27,268
2/21	$26,078	$21,732	$27,262
3/21	$25,923	$22,683	$27,730
4/21	$27,296	$23,894	$29,617
5/21	$27,012	$24,061	$29,207
6/21	$28,175	$24,622	$31,040
7/21	$28,441	$25,207	$32,063
8/21	$29,082	$25,974	$33,261
9/21	$27,443	$24,766	$31,399
10/21	$29,192	$26,501	$34,118
11/21	$28,688	$26,317	$34,327
12/21	$29,294	$27,497	$35,053
1/22	$26,494	$26,074	$32,044
2/22	$25,640	$25,293	$30,683
3/22	$25,500	$26,232	$31,883
4/22	$22,127	$23,945	$28,033
5/22	$21,835	$23,989	$27,381
6/22	$19,662	$22,009	$25,212
7/22	$22,149	$24,038	$28,238
8/22	$21,122	$23,058	$26,923
9/22	$18,927	$20,934	$24,306
10/22	$20,376	$22,629	$25,726
11/22	$21,360	$23,893	$26,899
12/22	$19,656	$22,517	$24,839
1/23	$21,437	$23,932	$26,910
2/23	$20,680	$23,348	$26,590
3/23	$22,267	$24,205	$28,408
4/23	$22,579	$24,583	$28,688
5/23	$23,558	$24,690	$29,995
6/23	$25,190	$26,321	$32,047
7/23	$26,139	$27,167	$33,126
8/23	$26,021	$26,734	$32,829
9/23	$24,478	$25,459	$31,044
10/23	$24,062	$24,924	$30,602
11/23	$26,510	$27,200	$33,937
12/23	$27,672	$28,436	$35,440
1/24	$28,823	$28,914	$36,324
2/24	$31,048	$30,458	$38,803
3/24	$31,585	$31,438	$39,486
4/24	$29,928	$30,154	$37,811
5/24	$32,199	$31,649	$40,074
6/24	$34,501	$32,784	$42,777
7/24	$33,842	$33,183	$42,049
8/24	$34,762	$33,988	$42,925
9/24	$35,315	$34,714	$44,141
10/24	$35,161	$34,399	$43,995
11/24	$37,034	$36,419	$46,848
12/24	$36,882	$35,551	$47,262
1/25	$37,700	$36,541	$48,197
2/25	$36,620	$36,064	$46,465
3/25	$33,559	$34,032	$42,551
4/25	$34,082	$33,801	$43,305
5/25	$36,718	$35,929	$47,136
6/25	$39,010	$37,756	$50,141
7/25	$40,303	$38,603	$52,034
8/25	$40,041	$39,386	$52,616
9/25	$41,187	$40,823	$55,411
10/25	$42,693	$41,779	$57,424
11/25	$42,251	$41,881	$56,383
12/25	$41,801	$41,907	$56,034
1/26	$41,493	$42,515	$55,187
2/26	$41,606	$42,249	$53,356

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.59%	9.00%	15.31%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	8.77%	9.00%	15.31%
S&P 500® Index	16.99%	14.18%	15.49%
Russell 1000® Growth Index	14.78%	14.36%	18.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$108,939,610
# of Portfolio Holdings	34
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$655,996

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Consumer Staples	2.4%
Financials	4.1%
Industrials	7.4%
Health Care	8.2%
Consumer Discretionary	12.4%
Communication Services	14.0%
Information Technology	49.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	10.0%
Apple, Inc.	9.8%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	6.4%
Alphabet, Inc., Class C	6.4%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	3.8%
Netflix, Inc.	2.8%
Lam Research Corp.	2.5%
Total	67.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2026

ECFGX-TSR-AR

Eaton Vance Focused Growth Opportunities Fund

Class I EIFGX

Annual Shareholder Report February 28, 2026

This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. detracted amid Global Blue integration concerns, leadership change and valuation pressure. The position was sold by the end of the period

↓ An overweight position in Nutanix, Inc. hurt returns as the stock underperformed due to missing revenue estimates and lowered guidance. The position was sold by the end of the period

↓ An overweight position in Gartner, Inc. lost value as government spending cuts and rising artificial intelligence (AI) alternatives challenged future growth expectations. The position was sold by the end of the period

↓ Among sectors, stock selection in financials, industrials, health care and real estate hurt returns the most

↑ An overweight position in Lam Research Corp. helped returns as the stock benefitted from surging demand for semiconductor equipment tied to the AI boom

↑ An overweight position in Broadcom Inc. rose in value on AI chip demand and strong earnings

↑ An underweight position in Visa, Inc. helped as the stock underperformed due to margin concerns and future competition worries

↑ Among sectors, stock selection in consumer staples and consumer discretionary, as well as underweights to consumer discretionary and financials helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	S&P 500® Index	Russell 1000® Growth Index
2/16	$1,000,000	$1,000,000	$1,000,000
3/16	$1,047,716	$1,066,397	$1,066,986
4/16	$1,053,170	$1,070,532	$1,057,243
5/16	$1,081,800	$1,089,756	$1,077,774
6/16	$1,064,758	$1,092,580	$1,073,541
7/16	$1,130,198	$1,132,862	$1,124,214
8/16	$1,129,516	$1,134,453	$1,118,629
9/16	$1,137,696	$1,134,667	$1,122,720
10/16	$1,113,838	$1,113,969	$1,096,356
11/16	$1,123,381	$1,155,225	$1,120,210
12/16	$1,123,381	$1,178,060	$1,134,078
1/17	$1,174,506	$1,200,403	$1,172,294
2/17	$1,214,042	$1,248,066	$1,220,986
3/17	$1,212,679	$1,249,522	$1,235,109
4/17	$1,244,717	$1,262,355	$1,263,356
5/17	$1,278,119	$1,280,119	$1,296,206
6/17	$1,279,482	$1,288,109	$1,292,792
7/17	$1,299,115	$1,314,596	$1,327,153
8/17	$1,305,952	$1,318,621	$1,351,482
9/17	$1,317,576	$1,345,821	$1,369,053
10/17	$1,340,140	$1,377,227	$1,422,100
11/17	$1,385,950	$1,419,466	$1,465,303
12/17	$1,409,198	$1,435,248	$1,476,711
1/18	$1,524,751	$1,517,422	$1,581,301
2/18	$1,496,717	$1,461,494	$1,539,838
3/18	$1,448,855	$1,424,353	$1,497,611
4/18	$1,471,418	$1,429,818	$1,502,843
5/18	$1,539,793	$1,464,251	$1,568,714
6/18	$1,552,784	$1,473,263	$1,583,818
7/18	$1,595,860	$1,528,089	$1,630,314
8/18	$1,659,362	$1,577,882	$1,719,453
9/18	$1,686,726	$1,586,863	$1,729,064
10/18	$1,535,173	$1,478,401	$1,574,439
11/18	$1,540,085	$1,508,528	$1,591,162
12/18	$1,421,982	$1,372,322	$1,454,358
1/19	$1,573,750	$1,482,294	$1,585,084
2/19	$1,632,813	$1,529,888	$1,641,798
3/19	$1,662,718	$1,559,616	$1,688,529
4/19	$1,730,004	$1,622,765	$1,764,816
5/19	$1,566,274	$1,519,641	$1,653,327
6/19	$1,689,632	$1,626,740	$1,766,872
7/19	$1,725,518	$1,650,119	$1,806,769
8/19	$1,676,966	$1,623,981	$1,792,932
9/19	$1,652,848	$1,654,366	$1,793,154
10/19	$1,711,636	$1,690,199	$1,843,706
11/19	$1,798,310	$1,751,552	$1,925,499
12/19	$1,844,872	$1,804,417	$1,983,593
1/20	$1,868,494	$1,803,710	$2,027,937
2/20	$1,741,723	$1,655,230	$1,889,831
3/20	$1,551,173	$1,450,788	$1,703,917
4/20	$1,796,054	$1,636,770	$1,956,048
5/20	$1,940,935	$1,714,726	$2,087,366
6/20	$2,034,635	$1,748,827	$2,178,260
7/20	$2,166,131	$1,847,435	$2,345,853
8/20	$2,377,345	$1,980,229	$2,587,927
9/20	$2,273,281	$1,904,987	$2,466,165
10/20	$2,221,652	$1,854,326	$2,382,410
11/20	$2,550,786	$2,057,308	$2,626,349
12/20	$2,666,933	$2,136,408	$2,747,138
1/21	$2,631,649	$2,114,839	$2,726,812
2/21	$2,743,524	$2,173,156	$2,726,181
3/21	$2,728,894	$2,268,330	$2,773,017
4/21	$2,876,053	$2,389,388	$2,961,690
5/21	$2,848,515	$2,406,077	$2,920,726
6/21	$2,974,159	$2,462,246	$3,103,965
7/21	$3,004,280	$2,520,737	$3,206,261
8/21	$3,074,847	$2,597,381	$3,326,139
9/21	$2,904,452	$2,476,578	$3,139,856
10/21	$3,092,059	$2,650,091	$3,411,816
11/21	$3,041,284	$2,631,729	$3,432,676
12/21	$3,108,169	$2,749,673	$3,505,253
1/22	$2,813,109	$2,607,385	$3,204,414
2/22	$2,724,792	$2,529,316	$3,068,311
3/22	$2,712,748	$2,623,229	$3,188,337
4/22	$2,355,464	$2,394,478	$2,803,308
5/22	$2,326,360	$2,398,871	$2,738,137
6/22	$2,096,534	$2,200,859	$2,521,246
7/22	$2,363,493	$2,403,788	$2,823,848
8/22	$2,256,107	$2,305,757	$2,692,302
9/22	$2,023,271	$2,093,400	$2,430,568
10/22	$2,179,833	$2,262,885	$2,572,631
11/22	$2,287,219	$2,389,344	$2,689,858
12/22	$2,106,233	$2,251,683	$2,483,932
1/23	$2,299,141	$2,393,165	$2,690,961
2/23	$2,219,091	$2,334,774	$2,659,002
3/23	$2,392,314	$2,420,494	$2,840,761
4/23	$2,427,746	$2,458,274	$2,868,789
5/23	$2,535,354	$2,468,959	$2,999,543
6/23	$2,712,514	$2,632,097	$3,204,669
7/23	$2,817,497	$2,716,653	$3,312,633
8/23	$2,806,999	$2,673,399	$3,282,889
9/23	$2,642,962	$2,545,937	$3,104,353
10/23	$2,599,656	$2,492,405	$3,060,155
11/23	$2,867,364	$2,720,025	$3,393,745
12/23	$2,995,066	$2,843,597	$3,544,027
1/24	$3,123,233	$2,891,382	$3,632,421
2/24	$3,364,727	$3,045,769	$3,880,250
3/24	$3,426,787	$3,143,765	$3,948,559
4/24	$3,250,051	$3,015,360	$3,781,078
5/24	$3,500,989	$3,164,875	$4,007,433
6/24	$3,751,927	$3,278,438	$4,277,660
7/24	$3,683,122	$3,318,344	$4,204,895
8/24	$3,787,005	$3,398,836	$4,292,474
9/24	$3,850,414	$3,471,425	$4,414,083
10/24	$3,838,272	$3,439,944	$4,399,475
11/24	$4,044,688	$3,641,873	$4,684,827
12/24	$4,031,417	$3,555,057	$4,726,181
1/25	$4,125,171	$3,654,056	$4,819,666
2/25	$4,010,109	$3,606,378	$4,646,511
3/25	$3,677,709	$3,403,179	$4,255,091
4/25	$3,738,791	$3,380,102	$4,330,452
5/25	$4,029,996	$3,592,862	$4,713,613
6/25	$4,287,109	$3,775,568	$5,014,137
7/25	$4,432,001	$3,860,303	$5,203,432
8/25	$4,406,432	$3,938,558	$5,261,606
9/25	$4,537,119	$4,082,315	$5,541,118
10/25	$4,706,161	$4,177,897	$5,742,400
11/25	$4,660,704	$4,188,137	$5,638,331
12/25	$4,614,747	$4,190,701	$5,603,377
1/26	$4,584,539	$4,251,467	$5,518,678
2/26	$4,531,498	$4,224,857	$5,335,642

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	10.69%	10.10%	16.30%
S&P 500® Index	16.99%	14.18%	15.49%
Russell 1000® Growth Index	14.78%	14.36%	18.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$108,939,610
# of Portfolio Holdings	34
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$655,996

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Consumer Staples	2.4%
Financials	4.1%
Industrials	7.4%
Health Care	8.2%
Consumer Discretionary	12.4%
Communication Services	14.0%
Information Technology	49.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	10.0%
Apple, Inc.	9.8%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	6.4%
Alphabet, Inc., Class C	6.4%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	3.8%
Netflix, Inc.	2.8%
Lam Research Corp.	2.5%
Total	67.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2026

EIFGX-TSR-AR

Eaton Vance Focused Value Opportunities Fund

Class A EAFVX

Annual Shareholder Report February 28, 2026

This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares were impacted by weaker-than-expected jobs markets

↓ An out-of-index position in Ryan Specialty Holdings, Inc. detracted as rising operating costs and margin compression offset solid top-line growth

↓ An overweight position in Boston Scientific Corp. detracted as weaker investor sentiment followed product sales misses, slower growth guidance, and heightened legal and regulatory risks

↓ Stock selections and sector positioning in health care, industrials  and consumer discretionary sectors hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as Artificial Intelligence (AI) growth boosted demand for its high-bandwidth memory chips

↑ An overweight position in Intel Corp. rose in value, driven by major government and strategic investments, progress in advanced chip manufacturing, and improving AI-related demand

↑ An overweight position in Johnson Controls International Plc. increased in value as strong demand for data center cooling and building efficiency solutions-boosted orders, margins and earnings guidance amid AI driven infrastructure spending

↑ Among sectors, stock selections in information technology, financials and energy helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2/16	$10,000	$10,000	$10,000
3/16	$9,841	$10,701	$10,718
4/16	$9,907	$10,767	$10,943
5/16	$10,053	$10,960	$11,113
6/16	$10,025	$10,982	$11,209
7/16	$10,238	$11,418	$11,534
8/16	$10,260	$11,447	$11,623
9/16	$10,150	$11,465	$11,599
10/16	$9,959	$11,217	$11,419
11/16	$10,282	$11,719	$12,072
12/16	$10,620	$11,948	$12,373
1/17	$10,754	$12,173	$12,462
2/17	$11,102	$12,625	$12,909
3/17	$11,021	$12,634	$12,778
4/17	$11,080	$12,768	$12,754
5/17	$11,117	$12,898	$12,741
6/17	$11,354	$13,015	$12,950
7/17	$11,409	$13,260	$13,122
8/17	$11,327	$13,286	$12,969
9/17	$11,750	$13,610	$13,353
10/17	$11,943	$13,907	$13,450
11/17	$12,425	$14,329	$13,862
12/17	$12,758	$14,472	$14,064
1/18	$13,256	$15,235	$14,608
2/18	$12,735	$14,674	$13,910
3/18	$12,643	$14,379	$13,666
4/18	$12,881	$14,434	$13,711
5/18	$12,873	$14,841	$13,792
6/18	$12,965	$14,938	$13,826
7/18	$13,647	$15,434	$14,374
8/18	$13,964	$15,976	$14,586
9/18	$14,071	$16,002	$14,615
10/18	$13,029	$14,824	$13,858
11/18	$13,269	$15,121	$14,272
12/18	$12,007	$13,714	$12,901
1/19	$12,973	$14,891	$13,906
2/19	$13,416	$15,414	$14,350
3/19	$13,496	$15,640	$14,441
4/19	$14,418	$16,264	$14,953
5/19	$13,381	$15,212	$13,992
6/19	$14,382	$16,280	$14,996
7/19	$14,666	$16,522	$15,121
8/19	$14,242	$16,185	$14,676
9/19	$14,679	$16,469	$15,200
10/19	$14,777	$16,824	$15,412
11/19	$15,428	$17,463	$15,889
12/19	$15,891	$17,968	$16,326
1/20	$15,596	$17,948	$15,974
2/20	$14,013	$16,478	$14,427
3/20	$11,472	$14,212	$11,962
4/20	$12,908	$16,095	$13,307
5/20	$13,396	$16,955	$13,763
6/20	$13,285	$17,343	$13,671
7/20	$13,921	$18,328	$14,212
8/20	$14,506	$19,656	$14,799
9/20	$14,128	$18,940	$14,436
10/20	$13,882	$18,531	$14,246
11/20	$15,658	$20,785	$16,162
12/20	$16,205	$21,721	$16,782
1/21	$15,968	$21,624	$16,628
2/21	$17,165	$22,300	$17,633
3/21	$18,115	$23,099	$18,671
4/21	$18,875	$24,290	$19,418
5/21	$19,188	$24,401	$19,871
6/21	$18,998	$25,002	$19,643
7/21	$18,970	$25,425	$19,800
8/21	$19,302	$26,150	$20,193
9/21	$18,761	$24,977	$19,490
10/21	$19,796	$26,666	$20,480
11/21	$18,941	$26,260	$19,758
12/21	$20,012	$27,294	$21,005
1/22	$20,117	$25,688	$20,515
2/22	$20,274	$25,041	$20,277
3/22	$20,504	$25,854	$20,850
4/22	$19,417	$23,533	$19,674
5/22	$19,793	$23,502	$20,056
6/22	$18,225	$21,536	$18,304
7/22	$19,438	$23,556	$19,517
8/22	$18,884	$22,677	$18,936
9/22	$17,463	$20,574	$17,275
10/22	$19,375	$22,261	$19,047
11/22	$20,368	$23,423	$20,237
12/22	$19,312	$22,052	$19,421
1/23	$20,450	$23,571	$20,428
2/23	$19,604	$23,020	$19,707
3/23	$18,726	$23,635	$19,617
4/23	$19,117	$23,887	$19,912
5/23	$18,661	$23,980	$19,144
6/23	$19,800	$25,618	$20,416
7/23	$20,776	$26,536	$21,134
8/23	$20,038	$26,024	$20,563
9/23	$19,182	$24,784	$19,770
10/23	$18,260	$24,127	$19,072
11/23	$19,539	$26,377	$20,511
12/23	$20,879	$27,776	$21,647
1/24	$20,244	$28,084	$21,670
2/24	$21,247	$29,604	$22,469
3/24	$22,451	$30,559	$23,593
4/24	$22,239	$29,214	$22,585
5/24	$22,986	$30,594	$23,301
6/24	$22,440	$31,542	$23,082
7/24	$23,198	$32,128	$24,262
8/24	$23,387	$32,827	$24,912
9/24	$23,934	$33,506	$25,258
10/24	$23,655	$33,260	$24,980
11/24	$25,126	$35,473	$26,575
12/24	$23,438	$34,389	$24,758
1/25	$24,245	$35,474	$25,904
2/25	$24,067	$34,794	$26,009
3/25	$23,284	$32,765	$25,287
4/25	$22,204	$32,545	$24,516
5/25	$23,153	$34,608	$25,377
6/25	$23,818	$36,366	$26,244
7/25	$23,830	$37,167	$26,395
8/25	$24,340	$38,027	$27,236
9/25	$24,791	$39,339	$27,643
10/25	$25,017	$40,183	$27,765
11/25	$25,658	$40,293	$28,503
12/25	$25,915	$40,285	$28,696
1/26	$27,029	$40,910	$30,006
2/26	$28,350	$40,728	$30,791

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	15.32%	10.08%	11.57%
Class A with 5.25% Maximum Sales Charge	9.29%	8.90%	10.98%
Russell 3000® Index	17.02%	12.79%	15.07%
Russell 1000® Value Index	18.36%	11.78%	11.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$70,427,136
# of Portfolio Holdings	39
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$1,183,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 22.6%
Industrials 15.7%
Information Technology 10.2%
Consumer Discretionary 9.2%
Health Care 8.8%
Consumer Staples 7.7%
Energy 7.6%
Communication Services 5.8%
Materials 5.7%
Utilities 4.5%
Real Estate 2.2%
Short-Term Investments 0.0%*

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	2.2%
Utilities	4.5%
Materials	5.7%
Communication Services	5.8%
Energy	7.6%
Consumer Staples	7.7%
Health Care	8.8%
Consumer Discretionary	9.2%
Information Technology	10.2%
Industrials	15.7%
Financials	22.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	4.1%
Exxon Mobil Corp.	4.0%
Bristol-Myers Squibb Co.	3.5%
Bank of America Corp.	3.5%
Ball Corp.	3.2%
Meta Platforms, Inc., Class A	3.2%
United Parcel Service, Inc., Class B	3.2%
Micron Technology, Inc.	3.1%
Cisco Systems, Inc.	3.1%
Johnson Controls International PLC	3.0%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2026

EAFVX-TSR-AR

Eaton Vance Focused Value Opportunities Fund

Class C ECFVX

Annual Shareholder Report February 28, 2026

This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares were impacted by weaker-than-expected jobs markets

↓ An out-of-index position in Ryan Specialty Holdings, Inc. detracted as rising operating costs and margin compression offset solid top-line growth

↓ An overweight position in Boston Scientific Corp. detracted as weaker investor sentiment followed product sales misses, slower growth guidance, and heightened legal and regulatory risks

↓ Stock selections and sector positioning in health care, industrials  and consumer discretionary sectors hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as Artificial Intelligence (AI) growth boosted demand for its high-bandwidth memory chips

↑ An overweight position in Intel Corp. rose in value, driven by major government and strategic investments, progress in advanced chip manufacturing, and improving AI-related demand

↑ An overweight position in Johnson Controls International Plc. increased in value as strong demand for data center cooling and building efficiency solutions-boosted orders, margins and earnings guidance amid AI driven infrastructure spending

↑ Among sectors, stock selections in information technology, financials and energy helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Russell 3000® Index	Russell 1000® Value Index
2/16	$10,000	$10,000	$10,000
3/16	$10,374	$10,701	$10,718
4/16	$10,445	$10,767	$10,943
5/16	$10,593	$10,960	$11,113
6/16	$10,554	$10,982	$11,209
7/16	$10,772	$11,418	$11,534
8/16	$10,788	$11,447	$11,623
9/16	$10,663	$11,465	$11,599
10/16	$10,452	$11,217	$11,419
11/16	$10,788	$11,719	$12,072
12/16	$11,132	$11,948	$12,373
1/17	$11,274	$12,173	$12,462
2/17	$11,628	$12,625	$12,909
3/17	$11,534	$12,634	$12,778
4/17	$11,597	$12,768	$12,754
5/17	$11,620	$12,898	$12,741
6/17	$11,864	$13,015	$12,950
7/17	$11,919	$13,260	$13,122
8/17	$11,825	$13,286	$12,969
9/17	$12,250	$13,610	$13,353
10/17	$12,454	$13,907	$13,450
11/17	$12,942	$14,329	$13,862
12/17	$13,281	$14,472	$14,064
1/18	$13,790	$15,235	$14,608
2/18	$13,240	$14,674	$13,910
3/18	$13,143	$14,379	$13,666
4/18	$13,378	$14,434	$13,711
5/18	$13,362	$14,841	$13,792
6/18	$13,442	$14,938	$13,826
7/18	$14,146	$15,434	$14,374
8/18	$14,466	$15,976	$14,586
9/18	$14,571	$16,002	$14,615
10/18	$13,480	$14,824	$13,858
11/18	$13,716	$15,121	$14,272
12/18	$12,400	$13,714	$12,901
1/19	$13,396	$14,891	$13,906
2/19	$13,843	$15,414	$14,350
3/19	$13,917	$15,640	$14,441
4/19	$14,867	$16,264	$14,953
5/19	$13,787	$15,212	$13,992
6/19	$14,811	$16,280	$14,996
7/19	$15,090	$16,522	$15,121
8/19	$14,645	$16,185	$14,676
9/19	$15,085	$16,469	$15,200
10/19	$15,179	$16,824	$15,412
11/19	$15,825	$17,463	$15,889
12/19	$16,298	$17,968	$16,326
1/20	$15,990	$17,948	$15,974
2/20	$14,355	$16,478	$14,427
3/20	$11,747	$14,212	$11,962
4/20	$13,200	$16,095	$13,307
5/20	$13,700	$16,955	$13,763
6/20	$13,575	$17,343	$13,671
7/20	$14,220	$18,328	$14,212
8/20	$14,803	$19,656	$14,799
9/20	$14,408	$18,940	$14,436
10/20	$14,141	$18,531	$14,246
11/20	$15,948	$20,785	$16,162
12/20	$16,496	$21,721	$16,782
1/21	$16,249	$21,624	$16,628
2/21	$17,455	$22,300	$17,633
3/21	$18,415	$23,099	$18,671
4/21	$19,166	$24,290	$19,418
5/21	$19,473	$24,401	$19,871
6/21	$19,265	$25,002	$19,643
7/21	$19,226	$25,425	$19,800
8/21	$19,552	$26,150	$20,193
9/21	$18,988	$24,977	$19,490
10/21	$20,027	$26,666	$20,480
11/21	$19,147	$26,260	$19,758
12/21	$20,221	$27,294	$21,005
1/22	$20,319	$25,688	$20,515
2/22	$20,460	$25,041	$20,277
3/22	$20,688	$25,854	$20,850
4/22	$19,571	$23,533	$19,674
5/22	$19,939	$23,502	$20,056
6/22	$18,346	$21,536	$18,304
7/22	$19,560	$23,556	$19,517
8/22	$18,985	$22,677	$18,936
9/22	$17,543	$20,574	$17,275
10/22	$19,451	$22,261	$19,047
11/22	$20,449	$23,423	$20,237
12/22	$19,368	$22,052	$19,421
1/23	$20,500	$23,571	$20,428
2/23	$19,637	$23,020	$19,707
3/23	$18,751	$23,635	$19,617
4/23	$19,132	$23,887	$19,912
5/23	$18,661	$23,980	$19,144
6/23	$19,783	$25,618	$20,416
7/23	$20,747	$26,536	$21,134
8/23	$19,996	$26,024	$20,563
9/23	$19,121	$24,784	$19,770
10/23	$18,201	$24,127	$19,072
11/23	$19,469	$26,377	$20,511
12/23	$20,784	$27,776	$21,647
1/24	$20,143	$28,084	$21,670
2/24	$21,116	$29,604	$22,469
3/24	$22,307	$30,559	$23,593
4/24	$22,089	$29,214	$22,585
5/24	$22,811	$30,594	$23,301
6/24	$22,261	$31,542	$23,082
7/24	$22,994	$32,128	$24,262
8/24	$23,166	$32,827	$24,912
9/24	$23,692	$33,506	$25,258
10/24	$23,395	$33,260	$24,980
11/24	$24,838	$35,473	$26,575
12/24	$23,156	$34,389	$24,758
1/25	$23,932	$35,474	$25,904
2/25	$23,750	$34,794	$26,009
3/25	$22,961	$32,765	$25,287
4/25	$21,893	$32,545	$24,516
5/25	$22,804	$34,608	$25,377
6/25	$23,447	$36,366	$26,244
7/25	$23,447	$37,167	$26,395
8/25	$23,932	$38,027	$27,236
9/25	$24,357	$39,339	$27,643
10/25	$24,563	$40,183	$27,765
11/25	$25,182	$40,293	$28,503
12/25	$25,412	$40,285	$28,696
1/26	$26,481	$40,910	$30,006
2/26	$28,154	$40,728	$30,791

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.45%	9.26%	10.90%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.45%	9.26%	10.90%
Russell 3000® Index	17.02%	12.79%	15.07%
Russell 1000® Value Index	18.36%	11.78%	11.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$70,427,136
# of Portfolio Holdings	39
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$1,183,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	2.2%
Utilities	4.5%
Materials	5.7%
Communication Services	5.8%
Energy	7.6%
Consumer Staples	7.7%
Health Care	8.8%
Consumer Discretionary	9.2%
Information Technology	10.2%
Industrials	15.7%
Financials	22.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	4.1%
Exxon Mobil Corp.	4.0%
Bristol-Myers Squibb Co.	3.5%
Bank of America Corp.	3.5%
Ball Corp.	3.2%
Meta Platforms, Inc., Class A	3.2%
United Parcel Service, Inc., Class B	3.2%
Micron Technology, Inc.	3.1%
Cisco Systems, Inc.	3.1%
Johnson Controls International PLC	3.0%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2026

ECFVX-TSR-AR

Eaton Vance Focused Value Opportunities Fund

Class I EIFVX

Annual Shareholder Report February 28, 2026

This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares were impacted by weaker-than-expected jobs markets

↓ An out-of-index position in Ryan Specialty Holdings, Inc. detracted as rising operating costs and margin compression offset solid top-line growth

↓ An overweight position in Boston Scientific Corp. detracted as weaker investor sentiment followed product sales misses, slower growth guidance, and heightened legal and regulatory risks

↓ Stock selections and sector positioning in health care, industrials  and consumer discretionary sectors hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as Artificial Intelligence (AI) growth boosted demand for its high-bandwidth memory chips

↑ An overweight position in Intel Corp. rose in value, driven by major government and strategic investments, progress in advanced chip manufacturing, and improving AI-related demand

↑ An overweight position in Johnson Controls International Plc. increased in value as strong demand for data center cooling and building efficiency solutions-boosted orders, margins and earnings guidance amid AI driven infrastructure spending

↑ Among sectors, stock selections in information technology, financials and energy helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Russell 3000® Index	Russell 1000® Value Index
2/16	$1,000,000	$1,000,000	$1,000,000
3/16	$1,038,580	$1,070,061	$1,071,764
4/16	$1,046,296	$1,076,693	$1,094,278
5/16	$1,061,728	$1,095,956	$1,111,275
6/16	$1,058,662	$1,098,209	$1,120,884
7/16	$1,081,828	$1,141,794	$1,153,430
8/16	$1,084,144	$1,144,706	$1,162,323
9/16	$1,073,334	$1,146,506	$1,159,901
10/16	$1,052,485	$1,121,700	$1,141,949
11/16	$1,087,233	$1,171,899	$1,207,171
12/16	$1,123,597	$1,194,766	$1,237,341
1/17	$1,137,691	$1,217,254	$1,246,156
2/17	$1,175,274	$1,262,526	$1,290,935
3/17	$1,166,661	$1,263,385	$1,277,785
4/17	$1,173,708	$1,276,776	$1,275,387
5/17	$1,176,840	$1,289,843	$1,274,137
6/17	$1,202,679	$1,301,483	$1,294,966
7/17	$1,209,305	$1,326,022	$1,312,176
8/17	$1,200,679	$1,328,577	$1,296,892
9/17	$1,245,381	$1,360,978	$1,335,302
10/17	$1,266,555	$1,390,678	$1,344,998
11/17	$1,317,531	$1,432,906	$1,386,183
12/17	$1,353,044	$1,447,227	$1,406,418
1/18	$1,405,803	$1,523,512	$1,460,792
2/18	$1,351,421	$1,467,356	$1,391,038
3/18	$1,341,681	$1,437,900	$1,366,568
4/18	$1,366,843	$1,443,365	$1,371,080
5/18	$1,366,843	$1,484,111	$1,379,219
6/18	$1,376,583	$1,493,817	$1,382,634
7/18	$1,449,633	$1,543,391	$1,437,358
8/18	$1,483,642	$1,597,591	$1,458,603
9/18	$1,495,035	$1,600,236	$1,461,495
10/18	$1,385,492	$1,482,406	$1,385,817
11/18	$1,410,030	$1,512,097	$1,427,191
12/18	$1,276,519	$1,371,367	$1,290,145
1/19	$1,378,979	$1,489,077	$1,390,563
2/19	$1,426,919	$1,541,446	$1,434,993
3/19	$1,436,319	$1,563,954	$1,444,117
4/19	$1,535,018	$1,626,406	$1,495,341
5/19	$1,424,099	$1,521,158	$1,399,195
6/19	$1,531,258	$1,627,999	$1,499,636
7/19	$1,562,278	$1,652,199	$1,512,066
8/19	$1,516,706	$1,618,519	$1,467,604
9/19	$1,564,014	$1,646,925	$1,519,964
10/19	$1,574,422	$1,682,378	$1,541,210
11/19	$1,643,492	$1,746,329	$1,588,858
12/19	$1,694,036	$1,796,752	$1,632,567
1/20	$1,662,738	$1,794,789	$1,597,445
2/20	$1,494,508	$1,647,844	$1,442,738
3/20	$1,223,579	$1,421,236	$1,196,182
4/20	$1,377,138	$1,609,465	$1,330,659
5/20	$1,429,954	$1,695,537	$1,376,259
6/20	$1,418,217	$1,734,300	$1,367,124
7/20	$1,486,683	$1,832,779	$1,421,171
8/20	$1,548,871	$1,965,553	$1,479,936
9/20	$1,508,745	$1,893,986	$1,443,584
10/20	$1,482,663	$1,853,107	$1,424,612
11/20	$1,673,262	$2,078,544	$1,616,242
12/20	$1,731,652	$2,172,053	$1,678,208
1/21	$1,707,391	$2,162,392	$1,662,838
2/21	$1,834,763	$2,229,983	$1,763,329
3/21	$1,937,873	$2,309,912	$1,867,090
4/21	$2,018,744	$2,428,986	$1,941,757
5/21	$2,052,104	$2,440,074	$1,987,087
6/21	$2,032,897	$2,500,244	$1,964,331
7/21	$2,029,864	$2,542,524	$1,980,031
8/21	$2,066,256	$2,615,032	$2,019,298
9/21	$2,008,636	$2,497,701	$1,949,010
10/21	$2,119,833	$2,666,606	$2,047,976
11/21	$2,028,853	$2,626,017	$1,975,805
12/21	$2,144,349	$2,729,426	$2,100,451
1/22	$2,156,602	$2,568,837	$2,051,524
2/22	$2,173,311	$2,504,130	$2,027,717
3/22	$2,198,932	$2,585,355	$2,084,958
4/22	$2,081,968	$2,353,339	$1,967,358
5/22	$2,123,184	$2,350,184	$2,005,603
6/22	$1,954,978	$2,153,571	$1,830,369
7/22	$2,086,423	$2,355,614	$1,951,746
8/22	$2,027,384	$2,267,704	$1,893,593
9/22	$1,874,773	$2,057,422	$1,727,549
10/22	$2,079,740	$2,226,143	$1,904,675
11/22	$2,187,793	$2,342,339	$2,023,701
12/22	$2,073,153	$2,205,187	$1,942,122
1/23	$2,197,148	$2,357,065	$2,042,764
2/23	$2,105,600	$2,301,973	$1,970,738
3/23	$2,012,893	$2,363,526	$1,961,662
4/23	$2,054,611	$2,388,708	$1,991,219
5/23	$2,007,099	$2,398,002	$1,914,422
6/23	$2,128,777	$2,561,751	$2,041,591
7/23	$2,234,231	$2,653,581	$2,113,383
8/23	$2,155,430	$2,602,357	$2,056,329
9/23	$2,063,882	$2,478,396	$1,976,977
10/23	$1,965,381	$2,412,697	$1,907,225
11/23	$2,103,282	$2,637,677	$2,051,125
12/23	$2,248,810	$2,777,584	$2,164,742
1/24	$2,180,736	$2,808,367	$2,166,983
2/24	$2,288,221	$2,960,386	$2,246,923
3/24	$2,418,396	$3,055,880	$2,359,257
4/24	$2,396,899	$2,921,416	$2,258,480
5/24	$2,476,915	$3,059,444	$2,330,074
6/24	$2,419,590	$3,154,157	$2,308,156
7/24	$2,501,995	$3,212,789	$2,426,153
8/24	$2,522,298	$3,282,727	$2,491,235
9/24	$2,582,011	$3,350,633	$2,525,813
10/24	$2,552,154	$3,326,028	$2,498,014
11/24	$2,710,992	$3,547,289	$2,657,534
12/24	$2,529,311	$3,438,865	$2,475,779
1/25	$2,617,232	$3,547,424	$2,590,370
2/25	$2,599,393	$3,479,441	$2,600,888
3/25	$2,515,295	$3,276,484	$2,528,656
4/25	$2,399,341	$3,254,502	$2,451,586
5/25	$2,501,278	$3,460,792	$2,537,673
6/25	$2,573,908	$3,636,610	$2,624,418
7/25	$2,576,457	$3,716,698	$2,639,487
8/25	$2,631,248	$3,802,709	$2,723,609
9/25	$2,680,942	$3,933,946	$2,764,294
10/25	$2,706,426	$4,018,258	$2,776,499
11/25	$2,776,508	$4,029,294	$2,850,252
12/25	$2,804,881	$4,028,473	$2,869,584
1/26	$2,924,725	$4,090,971	$3,000,553
2/26	$3,065,675	$4,072,829	$3,079,125

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	15.57%	10.36%	11.85%
Russell 3000® Index	17.02%	12.79%	15.07%
Russell 1000® Value Index	18.36%	11.78%	11.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$70,427,136
# of Portfolio Holdings	39
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$1,183,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	2.2%
Utilities	4.5%
Materials	5.7%
Communication Services	5.8%
Energy	7.6%
Consumer Staples	7.7%
Health Care	8.8%
Consumer Discretionary	9.2%
Information Technology	10.2%
Industrials	15.7%
Financials	22.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	4.1%
Exxon Mobil Corp.	4.0%
Bristol-Myers Squibb Co.	3.5%
Bank of America Corp.	3.5%
Ball Corp.	3.2%
Meta Platforms, Inc., Class A	3.2%
United Parcel Service, Inc., Class B	3.2%
Micron Technology, Inc.	3.1%
Cisco Systems, Inc.	3.1%
Johnson Controls International PLC	3.0%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2026

EIFVX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-5end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended February 28, 2025 and February 28, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/25	2/28/26
Audit Fees	$35,100	$34,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$34,600

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/25	2/28/26
Audit Fees	$31,500	$34,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$31,500	$34,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25	11/30/25	2/28/26
Audit Fees	$172,300	$119,800	$33,900	$70,200	$172,300	$119,800	$28,900	$69,200
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$172,300	$119,800	$33,900	$70,200	$172,300	$119,800	$28,900	$69,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25	11/30/25	2/28/26
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Focused Value Opportunities Fund
Annual Financial Statements and
Additional Information
February 28, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
Focused Value Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Portfolio of Investments

Common Stocks — 99.3%
Security	Shares	Value
Air Freight & Logistics — 3.2%
United Parcel Service, Inc., Class B	19,296	$ 2,237,564
		$ 2,237,564
Banks — 8.5%
Bank of America Corp.	48,787	$ 2,431,056
Huntington Bancshares, Inc.	107,589	1,807,495
Wells Fargo & Co.	21,915	1,784,977
		$ 6,023,528
Biotechnology — 2.9%
AbbVie, Inc.	8,767	$ 2,034,645
		$ 2,034,645
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	13,596	$ 2,855,160
		$ 2,855,160
Building Products — 3.0%
Johnson Controls International PLC	14,638	$ 2,112,263
		$ 2,112,263
Capital Markets — 7.2%
Cboe Global Markets, Inc.	6,906	$ 2,069,867
Charles Schwab Corp.	18,781	1,787,951
Goldman Sachs Group, Inc.	1,425	1,224,887
		$ 5,082,705
Communications Equipment — 3.0%
Cisco Systems, Inc.	26,843	$ 2,132,945
		$ 2,132,945
Consumer Staples Distribution & Retail — 2.7%
U.S. Foods Holding Corp.(1)	19,384	$ 1,872,688
		$ 1,872,688
Containers & Packaging — 3.2%
Ball Corp.	33,947	$ 2,278,862
		$ 2,278,862
Electric Utilities — 4.5%
Entergy Corp.	13,898	$ 1,488,615
Security	Shares	Value
Electric Utilities (continued)
NextEra Energy, Inc.	17,968	$ 1,684,859
		$ 3,173,474
Electrical Equipment — 2.8%
Emerson Electric Co.	12,954	$ 1,952,816
		$ 1,952,816
Food Products — 5.0%
Hershey Co.	8,627	$ 2,038,387
J.M. Smucker Co.	12,523	1,452,042
		$ 3,490,429
Ground Transportation — 3.0%
CSX Corp.	48,824	$ 2,084,297
		$ 2,084,297
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(1)	21,641	$ 1,663,111
		$ 1,663,111
Household Durables — 2.1%
Meritage Homes Corp.	19,972	$ 1,506,288
		$ 1,506,288
Industrial Conglomerates — 2.5%
3M Co.	10,704	$ 1,769,585
		$ 1,769,585
Industrial REITs — 2.2%
First Industrial Realty Trust, Inc.	24,765	$ 1,563,662
		$ 1,563,662
Insurance — 6.7%
American International Group, Inc.	20,672	$ 1,663,889
Reinsurance Group of America, Inc., Class A	9,238	1,992,914
Ryan Specialty Holdings, Inc.	26,456	1,041,044
		$ 4,697,847
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A	5,682	$ 1,771,420
Meta Platforms, Inc., Class A	3,478	2,254,370
		$ 4,025,790

1
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Portfolio of Investments — continued

Security	Shares	Value
Machinery — 1.1%
Ingersoll Rand, Inc.	8,528	$ 802,826
		$ 802,826
Metals & Mining — 2.5%
Steel Dynamics, Inc.	8,976	$ 1,733,535
		$ 1,733,535
Oil, Gas & Consumable Fuels — 7.5%
EQT Corp.	21,155	$ 1,299,340
Exxon Mobil Corp.	18,485	2,818,963
Williams Cos., Inc.	15,735	1,175,719
		$ 5,294,022
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	39,213	$ 2,445,715
		$ 2,445,715
Semiconductors & Semiconductor Equipment — 5.0%
Intel Corp.(1)	30,402	$ 1,386,635
Micron Technology, Inc.	5,198	2,143,500
		$ 3,530,135
Software — 2.1%
Salesforce, Inc.	7,603	$ 1,480,988
		$ 1,480,988
Specialty Retail — 2.9%
Lowe's Cos., Inc.	7,828	$ 2,071,054
		$ 2,071,054
Total Common Stocks (identified cost $53,265,900)		$69,915,934

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(2)	4,945	$ 4,945
Total Short-Term Investments (identified cost $4,945)		$ 4,945
Total Investments — 99.3% (identified cost $53,270,845)		$69,920,879
Other Assets, Less Liabilities — 0.7%		$ 506,257
Net Assets — 100.0%		$70,427,136
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of February 28, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Statement of Assets and Liabilities

February 28, 2026
Assets
Unaffiliated investments, at value (identified cost $53,265,900)	$69,915,934
Affiliated investments, at value (identified cost $4,945)	4,945
Cash	78
Dividends receivable	137,575
Dividends receivable from affiliated investments	1,437
Receivable for investments sold	768,817
Receivable for Fund shares sold	210,987
Receivable from affiliates	33,433
Trustees' deferred compensation plan	11,648
Total assets	$71,084,854
Liabilities
Payable for line of credit	$430,000
Payable for Fund shares redeemed	65,087
Payable to affiliates:
Investment adviser and administration fee	35,309
Distribution and service fees	8,753
Sub-transfer agency fee	3,180
Trustees' deferred compensation plan	11,648
Payable for legal and accounting services	46,373
Accrued expenses	57,368
Total liabilities	$657,718
Net Assets	$70,427,136
Sources of Net Assets
Paid-in capital	$38,535,450
Distributable earnings	31,891,686
Net Assets	$70,427,136
Class A Shares
Net Assets	$16,629,311
Shares Outstanding	749,883
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.18
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$23.41
Class C Shares
Net Assets	$7,216,385
Shares Outstanding	338,044
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.35
Class I Shares
Net Assets	$46,581,440
Shares Outstanding	2,088,189
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Statement of Operations

Year Ended
February 28, 2026
Investment Income
Dividend income	$3,997,256
Dividend income from affiliated investments	143,915
Total investment income	$4,141,171
Expenses
Investment adviser and administration fee	$1,355,137
Distribution and service fees:
Class A	39,250
Class C	68,319
Trustees’ fees and expenses	13,877
Custodian fee	66,238
Transfer and dividend disbursing agent fees	84,919
Legal and accounting services	74,017
Printing and postage	10,979
Registration fees	38,760
ReFlow liquidity program fees	40,912
Miscellaneous	26,865
Total expenses	$1,819,273
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$171,798
Total expense reductions	$171,798
Net expenses	$1,647,475
Net investment income	$2,493,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$44,765,875(1)
Net realized gain	$44,765,875
Change in unrealized appreciation (depreciation):
Investments	$(22,352,312)
Net change in unrealized appreciation (depreciation)	$(22,352,312)
Net realized and unrealized gain	$22,413,563
Net increase in net assets from operations	$24,907,259
(1)	Includes $11,073,100 of net realized gains from redemptions in-kind.
4
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Statements of Changes in Net Assets

	Year Ended February 28,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,493,696	$3,245,506
Net realized gain	44,765,875(1)	35,068,182(2)
Net change in unrealized appreciation (depreciation)	(22,352,312)	(3,137,693)
Net increase in net assets from operations	$24,907,259	$35,175,995
Distributions to shareholders:
Class A	$(800,145)	$(999,628)
Class C	(326,193)	(402,911)
Class I	(9,339,618)	(13,556,213)
Total distributions to shareholders	$(10,465,956)	$(14,958,752)
Transactions in shares of beneficial interest:
Class A	$(1,276,761)	$(509,946)
Class C	(300,581)	257,073
Class I	(181,454,222)	(50,282,875)
Net decrease in net assets from Fund share transactions	$(183,031,564)	$(50,535,748)
Net decrease in net assets	$(168,590,261)	$(30,318,505)
Net Assets
At beginning of year	$239,017,397	$269,335,902
At end of year	$70,427,136	$239,017,397
(1)	Includes $11,073,100 of net realized gains from redemptions in-kind.
(2)	Includes $11,321,634 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Financial Highlights

	Class A
	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
Net asset value — Beginning of year	$20.28	$19.06	$18.08	$19.40	$18.07
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.21	$0.20	$0.19	$0.19
Net realized and unrealized gain (loss)	2.81	2.34	1.28	(0.82)	3.01
Total income (loss) from operations	$3.01	$2.55	$1.48	$(0.63)	$3.20
Less Distributions
From net investment income	$(0.21)	$(0.23)	$(0.17)	$(0.13)	$(0.20)
From net realized gain	(0.90)	(1.10)	(0.33)	(0.56)	(1.67)
Total distributions	$(1.11)	$(1.33)	$(0.50)	$(0.69)	$(1.87)
Net asset value — End of year	$22.18	$20.28	$19.06	$18.08	$19.40
Total Return(2)	15.32%	13.27%	8.38%	(3.30)%	18.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,629	$16,478	$15,921	$18,635	$22,658
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.07%	1.06%	1.04%	1.06%	1.07%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	1.01%(4)	1.05%
Net investment income	0.99%	1.03%	1.13%	1.01%	0.92%
Portfolio Turnover	118%	88%	97%	113%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2026, 2025, February 29, 2024 and February 28, 2023).
6
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Financial Highlights — continued

	Class C
	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
Net asset value — Beginning of year	$19.57	$18.44	$17.51	$18.87	$17.65
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.06	$0.07	$0.04	$0.03
Net realized and unrealized gain (loss)	2.69	2.26	1.22	(0.79)	2.94
Total income (loss) from operations	$2.74	$2.32	$1.29	$(0.75)	$2.97
Less Distributions
From net investment income	$(0.06)	$(0.09)	$(0.03)	$(0.05)	$(0.08)
From net realized gain	(0.90)	(1.10)	(0.33)	(0.56)	(1.67)
Total distributions	$(0.96)	$(1.19)	$(0.36)	$(0.61)	$(1.75)
Net asset value — End of year	$21.35	$19.57	$18.44	$17.51	$18.87
Total Return(2)	14.45%	12.48%	7.53%	(4.02)%	17.21%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,216	$6,894	$6,264	$6,830	$5,575
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.82%	1.81%	1.79%	1.81%	1.82%
Net expenses	1.74%(4)	1.74%(4)	1.74%(4)	1.76%(4)	1.80%
Net investment income	0.24%	0.29%	0.38%	0.20%	0.18%
Portfolio Turnover	118%	88%	97%	113%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2026, 2025, February 29, 2024 and February 28, 2023).
7
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Financial Highlights — continued

	Class I
	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
Net asset value — Beginning of year	$20.40	$19.16	$18.18	$19.51	$18.15
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.26	$0.25	$0.23	$0.24
Net realized and unrealized gain (loss)	2.82	2.37	1.28	(0.82)	3.03
Total income (loss) from operations	$3.07	$2.63	$1.53	$(0.59)	$3.27
Less Distributions
From net investment income	$(0.26)	$(0.29)	$(0.22)	$(0.18)	$(0.24)
From net realized gain	(0.90)	(1.10)	(0.33)	(0.56)	(1.67)
Total distributions	$(1.16)	$(1.39)	$(0.55)	$(0.74)	$(1.91)
Net asset value — End of year	$22.31	$20.40	$19.16	$18.18	$19.51
Total Return(2)	15.57%	13.60%	8.67%	(3.12)%	18.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,581	$215,645	$247,151	$259,612	$247,117
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.82%	0.81%	0.79%	0.81%	0.82%
Net expenses	0.74%(4)	0.74%(4)	0.74%(4)	0.76%(4)	0.80%
Net investment income	1.25%	1.26%	1.39%	1.22%	1.18%
Portfolio Turnover	118%	88%	97%	113%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2026, 2025, February 29, 2024 and February 28, 2023).
8
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
9

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2026 and February 28, 2025 was as follows:
	Year Ended February 28,
	2026	2025
Ordinary income	$2,321,966	$3,619,411
Long-term capital gains	$8,143,990	$11,339,341
During the year ended February 28, 2026, distributable earnings was decreased by $28,967,630 and paid-in capital was increased by $28,967,630 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 28, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,108,799
Undistributed long-term capital gains	12,571,191
Net unrealized appreciation	16,211,696
Distributable earnings	$31,891,686
10

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$53,709,183
Gross unrealized appreciation	$17,499,776
Gross unrealized depreciation	(1,288,080)
Net unrealized appreciation	$16,211,696
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 28, 2026, the investment adviser and administration fee amounted to $1,355,137 or 0.65% of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 28, 2026, the investment adviser and administration fee paid was reduced by $5,004 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74% and 0.74% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2026. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $166,794 of the Fund's operating expenses for the year ended February 28, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2026, EVM earned $7,547 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,075 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended February 28, 2026 in the amount of $750. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2026 amounted to $39,250 for Class A shares.
11

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2026, the Fund paid or accrued to EVD $51,239 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2026 amounted to $17,080 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2026, the Fund was informed that EVD received $412 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $238,276,467 and $396,971,790, respectively, for the year ended February 28, 2026. In-kind sales for the year ended February 28, 2026 aggregated $25,720,930.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on March 22, 2024. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	44,000	$ 883,527	105,265	$ 2,145,915
Issued to shareholders electing to receive payments of distributions in Fund shares	39,237	799,263	48,406	999,087
Redemptions	(145,841)	(2,959,551)	(176,625)	(3,654,948)
Net decrease	(62,604)	$ (1,276,761)	(22,954)	$ (509,946)
Class C
Sales	13,365	$ 248,718	59,127	$ 1,185,563
Issued to shareholders electing to receive payments of distributions in Fund shares	16,609	326,193	20,196	402,911
Redemptions	(44,224)	(875,492)	(66,627)	(1,331,401)
Net increase (decrease)	(14,250)	$ (300,581)	12,696	$ 257,073
12

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	3,988,380	$ 81,032,233	4,691,718	$ 96,965,945
Issued to shareholders electing to receive payments of distributions in Fund shares	455,673	9,332,187	653,413	13,551,792
Redemptions	(12,928,771)	(271,818,642)	(7,671,515)	(160,800,612)
Net decrease	(8,484,718)	$(181,454,222)	(2,326,384)	$(50,282,875)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. At February 28, 2026, the Fund had a balance outstanding pursuant to this line of credit of $430,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2026. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2026. The Fund’s average borrowings or allocated fees during the year ended February 28, 2026 were not significant.
9  Affiliated Investments
At February 28, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,945, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,801,555	$95,242,954	$(102,039,564)	$ —	$ —	$4,945	$143,915	4,945
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
13

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$69,915,934*	$ —	$ —	$69,915,934
Short-Term Investments	4,945	—	—	4,945
Total Investments	$ 69,920,879	$ —	$ —	$69,920,879
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
14

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 17, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Focused Value Opportunities Fund
February 28, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended February 28, 2026 the Fund designates approximately $27,577, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended February 28, 2026, the Fund designates approximately $3,652,503, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2026 ordinary income dividends, 51.47% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $27,933,932 or, if subsequently determined to be different, the net capital gain of such year.
16

EAFVX-NCSR    2.28.26

Eaton Vance
Focused Growth
Opportunities Fund
Annual Financial Statements and
Additional Information
February 28, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
Focused Growth Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Portfolio of Investments

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 1.5%
TransDigm Group, Inc.	1,238	$ 1,612,854
		$ 1,612,854
Beverages — 1.4%
Coca-Cola Co.	18,916	$ 1,542,789
		$ 1,542,789
Biotechnology — 2.0%
AbbVie, Inc.	9,311	$ 2,160,897
		$ 2,160,897
Broadline Retail — 7.0%
Amazon.com, Inc.(1)	36,109	$ 7,582,890
		$ 7,582,890
Building Products — 1.4%
AAON, Inc.(2)	14,605	$ 1,478,026
		$ 1,478,026
Capital Markets — 3.0%
LPL Financial Holdings, Inc.	4,407	$ 1,323,774
Tradeweb Markets, Inc., Class A	16,101	1,984,529
		$ 3,308,303
Commercial Services & Supplies — 1.6%
Waste Connections, Inc.	9,999	$ 1,721,128
		$ 1,721,128
Communications Equipment — 1.6%
Arista Networks, Inc.(1)	12,978	$ 1,732,563
		$ 1,732,563
Construction & Engineering — 1.6%
Quanta Services, Inc.	3,193	$ 1,797,914
		$ 1,797,914
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	8,007	$ 1,024,496
		$ 1,024,496
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	6,346	$ 1,518,090
		$ 1,518,090
Entertainment — 2.8%
Netflix, Inc.(1)	31,910	$ 3,071,018
		$ 3,071,018
Financial Services — 1.1%
Visa, Inc., Class A	3,669	$ 1,174,594
		$ 1,174,594
Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc.(1)	1,692	$ 851,939
		$ 851,939
Health Care Providers & Services — 0.5%
McKesson Corp.	595	$ 587,485
		$ 587,485
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	5,331	$ 1,821,763
		$ 1,821,763
Interactive Media & Services — 11.2%
Alphabet, Inc., Class C	22,304	$ 6,946,135
Meta Platforms, Inc., Class A	8,092	5,245,072
		$ 12,191,207
Pharmaceuticals — 4.9%
Eli Lilly & Co.	3,954	$ 4,159,569
Merck & Co., Inc.	9,553	1,182,852
		$ 5,342,421
Real Estate Management & Development — 0.6%
CoStar Group, Inc.(1)	13,662	$ 609,735
		$ 609,735
Semiconductors & Semiconductor Equipment — 22.7%
Broadcom, Inc.	21,986	$ 7,025,626
Lam Research Corp.	11,580	2,708,446
NVIDIA Corp.	84,855	15,035,458
		$ 24,769,530
Software — 15.9%
Fair Isaac Corp.(1)	1,286	$ 1,812,437

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Portfolio of Investments — continued

Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	21,768	$ 1,720,325
Intuit, Inc.	2,803	1,146,511
Microsoft Corp.	27,741	10,895,000
Synopsys, Inc.(1)	4,306	1,782,684
		$ 17,356,957
Specialty Retail — 3.8%
Burlington Stores, Inc.(1)	5,574	$ 1,710,493
TJX Cos., Inc.	15,234	2,462,729
		$ 4,173,222
Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc.	40,275	$ 10,639,850
		$ 10,639,850
Total Common Stocks (identified cost $48,044,948)		$108,069,671

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	1,056,507	$ 1,056,507
Total Short-Term Investments (identified cost $1,056,507)		$ 1,056,507
Total Investments — 100.2% (identified cost $49,101,455)		$109,126,178
Other Assets, Less Liabilities — (0.2)%		$ (186,568)
Net Assets — 100.0%		$108,939,610
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2026. The aggregate market value of securities on loan at February 28, 2026 was $1,463,150.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2026.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Statement of Assets and Liabilities

February 28, 2026
Assets
Unaffiliated investments, at value (identified cost $48,044,948) — including $1,463,150 of securities on loan	$108,069,671
Affiliated investments, at value (identified cost $1,056,507)	1,056,507
Dividends receivable	49,558
Dividends receivable from affiliated investments	4,302
Receivable for Fund shares sold	157,556
Securities lending income receivable	117
Receivable from affiliates	20,265
Trustees' deferred compensation plan	17,288
Total assets	$109,375,264
Liabilities
Payable for Fund shares redeemed	$255,655
Payable to affiliates:
Investment adviser and administration fee	55,986
Distribution and service fees	11,684
Sub-transfer agency fee	6,538
Trustees' deferred compensation plan	17,288
Payable for legal and accounting services	44,608
Accrued expenses	43,895
Total liabilities	$435,654
Net Assets	$108,939,610
Sources of Net Assets
Paid-in capital	$46,469,363
Distributable earnings	62,470,247
Net Assets	$108,939,610
Class A Shares
Net Assets	$35,650,390
Shares Outstanding	1,521,120
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.44
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$24.74
Class C Shares
Net Assets	$5,978,678
Shares Outstanding	327,463
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.26
Class I Shares
Net Assets	$67,310,542
Shares Outstanding	2,695,075
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.98
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Statement of Operations

Year Ended
February 28, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,084)	$553,736
Dividend income from affiliated investments	59,003
Securities lending income, net	5,030
Total investment income	$617,769
Expenses
Investment adviser and administration fee	$760,330
Distribution and service fees:
Class A	91,686
Class C	73,826
Trustees’ fees and expenses	7,663
Custodian fee	40,907
Transfer and dividend disbursing agent fees	71,296
Legal and accounting services	61,079
Printing and postage	9,856
Registration fees	40,664
ReFlow liquidity program fees	25,717
Miscellaneous	18,306
Total expenses	$1,201,330
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$104,334
Total expense reductions	$104,334
Net expenses	$1,096,996
Net investment loss	$(479,227)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$19,654,694(1)
Foreign currency transactions	1
Net realized gain	$19,654,695
Change in unrealized appreciation (depreciation):
Investments	$(7,858,752)
Net change in unrealized appreciation (depreciation)	$(7,858,752)
Net realized and unrealized gain	$11,795,943
Net increase in net assets from operations	$11,316,716
(1)	Includes $11,167,894 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Statements of Changes in Net Assets

	Year Ended February 28,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(479,227)	$(654,569)
Net realized gain	19,654,695(1)	62,646,978(2)
Net change in unrealized appreciation (depreciation)	(7,858,752)	(27,388,739)
Net increase in net assets from operations	$11,316,716	$34,603,670
Distributions to shareholders:
Class A	$(8,415,823)	$(2,008,951)
Class C	(1,802,641)	(571,501)
Class I	(15,242,899)	(4,315,952)
Total distributions to shareholders	$(25,461,363)	$(6,896,404)
Transactions in shares of beneficial interest:
Class A	$4,705,392	$(51,673)
Class C	(1,644,607)	(544,336)
Class I	(702,382)	(96,467,149)
Net increase (decrease) in net assets from Fund share transactions	$2,358,403	$(97,063,158)
Net decrease in net assets	$(11,786,244)	$(69,355,892)
Net Assets
At beginning of year	$120,725,854	$190,081,746
At end of year	$108,939,610	$120,725,854
(1)	Includes $11,167,894 of net realized gains from redemptions in-kind.
(2)	Includes $13,151,305 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Financial Highlights

	Class A
	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
Net asset value — Beginning of year	$26.90	$23.89	$16.26	$26.40	$31.15
Income (Loss) From Operations
Net investment loss(1)	$(0.14)	$(0.14)	$(0.08)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss)	3.26	4.68	8.32	(4.85)	0.36
Total income (loss) from operations	$3.12	$4.54	$8.24	$(4.89)	$0.27
Less Distributions
From net realized gain	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(5.02)
Total distributions	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(5.02)
Net asset value — End of year	$23.44	$26.90	$23.89	$16.26	$26.40
Total Return(2)	10.42%	18.85%	51.23%	(18.71)%	(0.97)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,650	$35,745	$31,801	$25,228	$43,385
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.14%	1.08%	1.09%	1.09%	1.01%
Net expenses	1.05%(4)	1.05%(4)	1.07%(4)	1.09%(4)	1.01%
Net investment loss	(0.52)%	(0.52)%	(0.39)%	(0.21)%	(0.28)%
Portfolio Turnover	25%	23%	26%	30%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2026, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Financial Highlights — continued

	Class C
	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
Net asset value — Beginning of year	$22.37	$20.22	$13.94	$23.72	$28.48
Income (Loss) From Operations
Net investment loss(1)	$(0.28)	$(0.28)	$(0.19)	$(0.18)	$(0.30)
Net realized and unrealized gain (loss)	2.75	3.96	7.08	(4.35)	0.38
Total income (loss) from operations	$2.47	$3.68	$6.89	$(4.53)	$0.08
Less Distributions
From net realized gain	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(4.84)
Total distributions	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(4.84)
Net asset value — End of year	$18.26	$22.37	$20.22	$13.94	$23.72
Total Return(2)	9.59%	17.94%	50.14%	(19.34)%	(1.68)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,979	$8,694	$8,410	$8,250	$15,700
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.89%	1.83%	1.84%	1.84%	1.76%
Net expenses	1.80%(4)	1.80%(4)	1.82%(4)	1.84%(4)	1.76%
Net investment loss	(1.27)%	(1.27)%	(1.14)%	(0.96)%	(1.03)%
Portfolio Turnover	25%	23%	26%	30%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2026, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Financial Highlights — continued

	Class I
	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
Net asset value — Beginning of year	$28.23	$24.94	$16.91	$27.15	$31.88
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.08)	$(0.07)	$(0.03)	$0.01	$(0.01)
Net realized and unrealized gain (loss)	3.41	4.89	8.67	(5.00)	0.37
Total income (loss) from operations	$3.33	$4.82	$8.64	$(4.99)	$0.36
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.06)
From net realized gain	(6.58)	(1.53)	(0.61)	(5.25)	(5.03)
Total distributions	$(6.58)	$(1.53)	$(0.61)	$(5.25)	$(5.09)
Net asset value — End of year	$24.98	$28.23	$24.94	$16.91	$27.15
Total Return(2)	10.69%	19.18%	51.63%	(18.56)%	(0.68)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$67,311	$76,288	$149,871	$86,774	$144,352
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.89%	0.83%	0.84%	0.84%	0.76%
Net expenses	0.80%(4)	0.80%(4)	0.82%(4)	0.84%(4)	0.76%
Net investment income (loss)	(0.27)%	(0.26)%	(0.14)%	0.04%	(0.03)%
Portfolio Turnover	25%	23%	26%	30%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2026, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of February 28, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end,which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2026 and February 28, 2025 was as follows:
	Year Ended February 28,
	2026	2025
Long-term capital gains	$25,461,363	$6,896,404
During the year ended February 28, 2026, distributable earnings was decreased by $15,988,906 and paid-in capital was increased by $15,988,906 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 28, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 2,484,491
Net unrealized appreciation	59,985,756
Distributable earnings	$62,470,247

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$49,140,422
Gross unrealized appreciation	$61,151,499
Gross unrealized depreciation	(1,165,743)
Net unrealized appreciation	$59,985,756
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 28, 2026, the investment adviser and administration fee amounted to $760,330 or 0.65% of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 28, 2026, the investment adviser and administration fee paid was reduced by $2,128 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through July 1, 2026. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived and/or reimbursed $102,206 of the Fund's operating expenses for the year ended February 28, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2026, EVM earned $15,036 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,936 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended February 28, 2026 in the amount of $3,492. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2026 amounted to $91,686 for Class A shares.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2026, the Fund paid or accrued to EVD $55,369 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2026 amounted to $18,457 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2026, the Fund was informed that EVD received $1,426 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $29,366,842 and $37,972,137, respectively, for the year ended February 28, 2026. In-kind sales for the year ended February 28, 2026 aggregated $15,172,199.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on February 7, 2023. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	211,568	$ 5,733,744	139,191	$ 3,681,263
Issued to shareholders electing to receive payments of distributions in Fund shares	329,032	8,097,490	70,244	1,936,627
Redemptions	(348,058)	(9,125,842)	(212,053)	(5,669,563)
Net increase (decrease)	192,542	$ 4,705,392	(2,618)	$ (51,673)
Class C
Sales	24,934	$ 553,285	65,548	$ 1,475,499
Issued to shareholders electing to receive payments of distributions in Fund shares	93,862	1,802,156	24,857	570,960
Redemptions	(179,927)	(4,000,048)	(117,632)	(2,590,795)
Net decrease	(61,131)	$(1,644,607)	(27,227)	$ (544,336)

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	1,015,574	$28,179,403	1,338,664	$ 37,611,534
Issued to shareholders electing to receive payments of distributions in Fund shares	576,239	15,103,218	144,150	4,168,824
Redemptions	(1,598,989)	(43,985,003)	(4,789,210)	(138,247,507)
Net decrease	(7,176)	$ (702,382)	(3,306,396)	$(96,467,149)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2026.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2026, the value of the securities loaned and the value of the collateral received amounted to $1,463,150 and $1,458,931, respectively. The value of the securities loaned, net of the collateral received, was $4,219 at February 28, 2026. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated  Investments
At February 28, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,056,507, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$792,629	$14,864,089	$(14,600,211)	$ —	$ —	$1,056,507	$59,003	1,056,507

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Notes to Financial Statements — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$108,069,671*	$ —	$ —	$108,069,671
Short-Term Investments	1,056,507	—	—	1,056,507
Total Investments	$109,126,178	$—	$—	$109,126,178
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 17, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Focused Growth Opportunities Fund
February 28, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 28, 2026, the Fund designates approximately $554,116, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $8,545,242 or, if subsequently determined to be different, the net capital gain of such year.

EAFGX-NCSR    2.28.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	April 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 21, 2026